INTANGIBLE ASSETS AND GOODWILL, Carrying Amount (Details) - Carrying Amount [Member]	12 Months Ended
Dec. 31, 2024
Tydal Data Center AS [Member]
Cash Generating Units [Abstract]
Discount rate applied to cash flow projections	6.80%
Discount rate used in previous estimate of value in use	(26.00%)
Troll Housing AS [Member]
Cash Generating Units [Abstract]
Discount rate applied to cash flow projections	6.50%
Discount rate used in previous estimate of value in use	(28.40%)
FreeChain [Member]
Cash Generating Units [Abstract]
Percentage of revenue on cash generation unit	(19.20%)